Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.6%
205,618	Vanguard S&P 500 ETF	$ 63,258,378	9.6
310,811	Vanguard Value ETF	32,482,858	5.0

	Total Exchange-Traded Funds
	(Cost $87,751,935)	95,741,236	14.6

MUTUAL FUNDS: 84.4%
	Affiliated Investment Companies: 84.4%
1,671,248	Voya High Yield Bond Fund - Class R6	12,918,743	2.0
1,643,698	Voya Intermediate Bond Fund - Class R6	17,620,447	2.7
291,388	Voya Large-Cap Growth Fund - Class R6	16,306,071	2.5
3,532,077	Voya Multi-Manager Emerging Markets Equity Fund - Class I	45,563,790	6.9
8,472,189	Voya Multi-Manager International Equity Fund - Class I	97,599,623	14.9
6,242,386	Voya Multi-Manager International Factors Fund - Class I	58,116,616	8.9
1,779,589	Voya Multi-Manager Mid Cap Value Fund - Class I	14,663,816	2.2
6,257,684	Voya U.S. Stock Index Portfolio - Class I	107,381,864	16.4
1,120,193	VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,826,208	1.9
2,484,892	VY® Columbia Contrarian Core Portfolio - Class I	45,523,222	6.9
1,434,835	VY® Invesco Comstock Portfolio - Class I	19,427,668	3.0
1,803,987	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	51,774,414	7.9
1,158,652	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	14,680,116	2.2
410,592	VY® T. Rowe Price Growth Equity Portfolio - Class I	39,264,951	6.0

	Total Mutual Funds
	(Cost $527,976,633)	553,667,549	84.4

	Total Investments in Securities (Cost $615,728,568)	$ 649,408,785	99.0
	Assets in Excess of Other Liabilities	6,509,769	1.0
	Net Assets	$ 655,918,554	100.0

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$95,741,236	$–	$–	$95,741,236
Mutual Funds	553,667,549	–	–	553,667,549
Total Investments, at fair value	$649,408,785	$–	$–	$649,408,785
Other Financial Instruments+
Futures	275,009	–	–	275,009
Total Assets	$649,683,794	$–	$–	$649,683,794
Liabilities Table
Other Financial Instruments+
Futures	$(688,526)	$–	$–	$(688,526)
Total Liabilities	$(688,526)	$–	$–	$(688,526)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$12,816,308	$(959,239)	$1,061,674	$12,918,743	$324,773	$143,712	$-
Voya Index Plus LargeCap Portfolio - Class I	13,242,750	488,348	(12,793,220)	(937,878)	-	-	(756,236)	-
Voya Intermediate Bond Fund - Class R6	14,516,900	6,630,425	(3,848,615)	321,737	17,620,447	415,866	238,697	-
Voya Large-Cap Growth Fund - Class R6	23,274,619	1,780,158	(10,802,493)	2,053,787	16,306,071	-	(176,741)	-
Voya MidCap Opportunities Portfolio - Class I	14,698,160	356,565	(14,472,743)	(581,982)	-	17,405	(501,129)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	47,390,641	5,878,245	(6,900,102)	(804,994)	45,563,790	-	926,148	-
Voya Multi-Manager International Equity Fund - Class I	93,653,097	17,952,915	(12,913,905)	(1,092,484)	97,599,623	-	(331,014)	-
Voya Multi-Manager International Factors Fund - Class I	59,570,238	7,829,057	(7,557,584)	(1,725,095)	58,116,616	-	(502,580)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	14,778,193	3,459,657	(2,110,399)	(1,463,635)	14,663,816	-	(653,124)	-
Voya Short Term Bond Fund - Class R6	11,315,179	568,262	(11,785,440)	(98,001)	-	70,529	(237,154)	-
Voya Strategic Income Opportunities Fund - Class R6	6,499,767	420,906	(6,874,465)	(46,208)	-	75,114	(568,139)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	16,507,189	1,345,461	(16,718,837)	(1,133,813)	-	118,003	(1,534,501)	-
Voya U.S. Stock Index Portfolio - Class I	103,042,503	20,663,539	(17,303,840)	979,662	107,381,864	271,470	125,358	7,856,214
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	13,183,392	(724,039)	366,855	12,826,208	227,712	23,457	90,253
VY® Columbia Contrarian Core Portfolio - Class I	-	42,880,059	(2,621,194)	5,264,357	45,523,222	29,462	295,014	1,319,941
VY® Invesco Comstock Portfolio - Class I	49,952,927	11,405,551	(42,926,718)	995,908	19,427,668	53,119	(13,000,802)	599,240
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	19,789,207	2,653,610	(25,716,288)	3,273,471	-	-	(7,672,130)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,744,231	10,948,145	(23,399,950)	(1,518,012)	51,774,414	130,495	(701,868)	6,922,613
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	14,688,258	(1,447,076)	1,438,934	14,680,116	13,907	149,832	1,127,828
VY® T. Rowe Price Growth Equity Portfolio - Class I	49,533,612	4,610,602	(24,467,627)	9,588,364	39,264,951	-	(4,445,784)	1,408,103
	$603,509,213	$180,559,463	$(246,343,774)	$15,942,647	$553,667,549	$1,747,855	$(29,178,984)	$19,324,192

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	436	12/18/20	$32,795,920	$(591,984)
S&P 500® E-Mini	58	12/18/20	9,720,800	(58,835)
			$42,516,720	$(650,819)
Short Contracts:
Mini MSCI EAFE Index	(70)	12/18/20	(6,486,200)	199,523
Mini MSCI Emerging Markets Index	(60)	12/18/20	(3,265,500)	75,486
U.S. Treasury 10-Year Note	(229)	12/21/20	(31,952,656)	(37,707)
			$(41,704,356)	$237,302

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $623,191,439.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$39,406,017
Gross Unrealized Depreciation	(13,602,188)
Net Unrealized Appreciation	$25,803,829